Subsequent Events (Details) € in Millions	Jun. 12, 2024 USD ($)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 26, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Subsequent Event [Line Items]
Preferred stock cash amount							¥ 58,565,485
Bank debt				¥ 19,500,000	$ 2,746,518		¥ 54,830,623
Subsequent Event [Member] | GLI [Member]
Subsequent Event [Line Items]
Received notice amount (in Euro) | €			€ 4.7
Subsequent Event [Member] | DDC [Member]
Subsequent Event [Line Items]
Equity interests, percentage		51.00%	51.00%
Additional potential consideration of cash and stock		$ 9,300,000
Preferred Stock [Member] | DDC [Member]
Subsequent Event [Line Items]
Preferred stock cash amount						$ 1,674,460.56
Ordinary Shares [Member] | DDC [Member]
Subsequent Event [Line Items]
Common stock cash amount						$ 6,694,842.24
Forecast [Member]
Subsequent Event [Line Items]
Percentage of cash	50.00%
Aggregate value	$ 11,700,000
Forecast [Member] | DDC [Member]
Subsequent Event [Line Items]
Bank debt	800,000
Working capital	$ 3,000,000
Percentage of common stock	50.00%